Asbestos - Schedule of Time Deposits (Details) $ in Millions	Mar. 31, 2022 AUD ($)
Time Deposits, 25 January 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	1.41%
Time deposits	$ 30.0
Time Deposits, 25 January 2023 Maturity Date
Net Investment Income [Line Items]
Interest Rate	0.79%
Time deposits	$ 100.0
Time Deposits, 6 October 2023 Maturity Date
Net Investment Income [Line Items]
Interest Rate	0.60%
Time deposits	$ 30.0
Time Deposits, 2 July 2021 Maturity Date
Net Investment Income [Line Items]
Interest Rate	0.59%
Time deposits	$ 35.0